Shareholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Shareholders' Equity (Deficiency) [Abstract]
Shareholders' Equity (Deficiency)
9. Shareholders' Equity (Deficit)

Common stock

During the year ended December 31, 2011, the Company issued 4,496,429 common stock to settle a lawsuit with a former joint venture partner in Italy (see Note 3).  Other than the conversion of preferred stock to common stock, there were no other issuances of common stock during the three months ended March 31, 2012.

Preferred stock

On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction.  Additionally, the Board of Directors of the Company shall convert each share of the Series A-1 Preferred Stock and Series A-2 Preferred Stock into shares of the Company's common stock upon receipt of the written notice of the holders of a majority of the then-outstanding shares of Series A-1 Preferred Stock and Series A-2 Preferred Stock, respectively.

In connection with the Series A Preferred Stock issuance, the Company issued warrants to purchase 42,329,407 shares of the Company's common stock at an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical term as the Series A-1 Preferred Stock issued on May 9, 2009.  In connection with this issuance, the Company issued warrants to purchase up to 4,500,000 shares of common stock with an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

The preferred stock accrued cumulative dividends at an annual rate of 8%, which was payable semi-annually.  In conjunction with the Series A-1 Preferred Stock conversion the Company granted in-kind dividends to the preferred stock holders.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for the Company's Series A Preferred Stock.  The Amended Designation was approved by the requisite vote of the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a Consent Agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").  The Amended Designation amended the terms of the Series A Preferred Stock by (i) providing that dividends ceased accruing thereon as of June 1, 2010, (ii) the liquidation preference and corresponding conversion value on the Series A Preferred Stock was increased from 1.0 to 1.08 of the sum of the issue price and accrued but unpaid dividends, (iii) the Series A Preferred Stock was now mandatorily convertible at any time at the option of the Company without condition, and (iv) the Series A Preferred Stock will no longer have any price-based anti-dilution rights.  The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the warrants held by the holders signing the Consent Agreement (to the extent such warrants were issued in connection with the original issuance of the Series A Preferred Stock) would be extended to an expiration date of July 2015 and the price-based anti-dilution rights on such warrants were removed.  Additionally, the Company shall have the right at any time to redeem the Series A Preferred Stock in whole or in part upon not less than 30 days' notice at a redemption price equal to the liquidation preference plus any accrued and unpaid dividends.

The Preferred Stock and any accrued and unpaid dividends thereon is convertible, at the option of the holder of the Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a  conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events).  As of March 31, 2012 and December 31, 2011, the Company had accrued dividends of $222 and $571, respectively.

During the quarter ended March 31, 2012, the holders of the Company's A-series Preferred Stock converted 792,215 of preferred stock into 25,669,752 shares of the Company's common stock.  The Company has 105,231 and 246,371 shares of the Series A-1 Preferred Stock outstanding at March 31, 2012 and December 31, 2011, respectively.  The Company has 401,705 and 1,052,780 shares of the Series A-2 Preferred Stock outstanding at March 31, 2012 and December 31, 2011, respectively.

Warrants

On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for its Series A-1 and Series A-2 Preferred Stock.  The Amended Designation was approved by the number of requisite votes from the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a consent agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").   The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the expiration date of the warrants held by the holders who signed the Consent Agreement would be extended to July 15, 2015 and the price-based anti-dilution rights on such warrants would be removed.

The number of warrants held by the holders who signed the Consent Agreement totaled 40,032,833 shares (the "Consent Warrants") out of the Company's total number of warrants of 47,232,459 shares as of the date of the Amended Designation.  The Consent Warrants were initially recorded as liabilities on the Company's consolidated financial statements in accordance with FASB ASC 815 due to their price-based anti-dilution rights.  Upon the removal of the anti-dilution rights with the Consent Agreement, the Consent Warrants no longer met the criteria under FASB ASC 815 and were reclassified as equity as of the date of the Amended Designation.  The company reclassified $24,438 from warrant liabilities into equity on November 2, 2010, and this amount is reflected as Warrants in the consolidated statement of shareholders' deficit at March 31, 2012 and December 31, 2011.

As of March 31, 2012 and December 31, 2011, the Company had 40,032,833 and 44,707,976 warrants outstanding, respectively, in connection with previous preferred stock issuances.  The warrants outstanding as of March 31, 2012 expire on July 15, 2015 with exercise prices ranging from $0.48 to $0.49.

Pursuant to FASB ASC 815, the Company is required to report the value of certain warrants as a liability at fair value and record the changes in the fair value of the warrant liabilities as a gain or loss in its statement of operations due to the price-based anti-dilution rights of warrants. As of December 31, 2011, 4,675,143 warrants were valued as liabilities under FASB ASC 815, and these warrants expired on January 3, 2012.  The Company valued the 4,675,143 warrants using the Black-Scholes model and recorded $0 in warrant liabilities as of December 31, 2011.

12. Shareholders' Equity (Deficit)

Common stock issuance.  During the year ended December 31, 2011, the Company issued common stock to settle a lawsuit with a former joint venture partner in Italy.

In June 2006, the Company entered into a joint venture agreement with SAGA, SpA in Padova, Italy ("SAGA"), a specialist precision parts manufacturer.  The joint venture was named Liquidmetal SAGA Italy, Srl ("LSI").  On August 6, 2010, SAGA filed a litigation case against the Company claiming damages of $3,200 for payment on an alleged loan and for alleged breach of contract in connection with the formation of LSI.

On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated.  As of December 31, 2011 and 2010, a total of $0 and $3,100, respectively, were included in accrued liabilities on the Company's consolidated balance sheets for the settlement and legal fees.

The number of Shares issued to SAGA was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 ("Maturity Date") bearing interest of 8% per annum.  All of the principal and accrued interest is due on the Maturity Date and is included in short-term debt on the Company's consolidated balance sheet at December 31, 2011.

Preferred stock.  On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction.  Additionally, the Board of Directors of the Company shall convert each share of the Series A-1 Preferred Stock and Series A-2 Preferred Stock upon receipt of the written notice of the holders of a majority of the then-outstanding shares of Series A-1 Preferred Stock and Series A-2 Preferred Stock, respectively.

In connection with the Series A Preferred Stock issuance, the Company issued warrants to purchase 42,329,407 shares of the Company's common stock at an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical term as the Series A-1 Preferred Stock issued on May 9, 2009.  In connection with this issuance, the Company issued warrants to purchase up to 4,500,000 shares of common stock with an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

The preferred stock accrued cumulative dividends at an annual rate of 8%, which was payable semi-annually.  In conjunction with the Series A-1 Preferred Stock conversion the Company granted in-kind dividends to the preferred stock holders.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for the Company's Series A Preferred Stock.  The Amended Designation was approved by the requisite vote of the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a Consent Agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").  The Amended Designation amended the terms of the Series A Preferred Stock by (i) providing that dividends ceased accruing thereon as of June 1, 2010, (ii) the liquidation preference and corresponding conversion value on the Series A Preferred Stock was increased from 1.0 to 1.08 of the sum of the issue price and accrued but unpaid dividends, (iii) the Series A Preferred Stock was now mandatorily convertible at any time at the option of the Company without condition, and (iv) the Series A Preferred Stock will no longer have any price-based anti-dilution rights.  The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the warrants held by the holders signing the Consent Agreement (to the extent such warrants were issued in connection with the original issuance of the Series A Preferred Stock) would be extended to an expiration date of July 2015 and the price-based anti-dilution rights on such warrants were removed.  Additionally, the Company shall have the right at any time to redeem the Series A Preferred Stock in whole or in part upon not less than 30 days' notice at a redemption price equal to the liquidation preference plus any accrued and unpaid dividends.

The Preferred Stock and any accrued and unpaid dividends thereon is convertible, at the option of the holder of the Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events).  As of December 31, 2011 and 2010, the Company has accrued dividends of $571 and $1,063, respectively.

During the years ended December 31, 2011 and 2010, the holders of Series A-1 Preferred Stock converted 412,234 and 21,386 shares of the Series A-1 Preferred Stock, respectively.  The Company has 246,371 and 658,614 shares of the Series A-1 Preferred Stock outstanding at December 31, 2011 and 2010, respectively.  During the years ended December 31, 2011 and 2010, the holders of the Series A-2 Preferred Stock converted 460,366 and 990,517 shares of the Series A-2 Preferred Stock, respectively.  The Company has 1,052,780 and 1,513,146 shares of the Series A-2 Preferred Stock outstanding at December 31, 2011 and 2010, respectively.

Preferred units of discontinued subsidiary.   On February 22, 2008, our discontinued subsidiary, LMC (see Note 14), completed a transaction under which it issued and sold $2,500 in preferred membership units to two minority members of LMC (the "Preferred Units Transaction").  Immediately following the sale of the preferred membership units, the subscription proceeds (after a 1% transaction fee) were distributed to LMC's common unit members, and as a result of such distribution, the Company received approximately $1,714 in the distribution.  The preferred units issued by LMC have an accruing priority return of 14% per year that are priority over any distribution made by LMC and may be redeemed at any time within four years of issuance through cash payment or distribution in excess of the 14% priority return.  LMC is required to redeem the preferred units on or before the second anniversary of the issue date and failure to redeem the preferred units at the specified time will result in the preferred unit holders receiving an additional 2% of common membership units per quarter until the preferred units are redeemed in full.  An additional 2,767 common membership units were issued during the year ended December 31, 2010 as a result of LMC's non-redemption.

On December 15, 2010, the Company and two other members of LMC contributed additional $1,444 into LMC in exchange for additional common unit membership.  The proceeds of the contribution were used to make a distribution to the two holders of the preferred membership units in the aggregate amount of $813, which represented the accrued but unpaid priority return of the preferred units and to redeem an aggregate 381 preferred units owned by the two holders at an aggregate redemption price of $1,194.  As of December 31, 2010, LMC has redeemed $592 of its preferred units and distributed $1,016 in priority return to the preferred unit holders.

The Company had deconsolidated LMC as part of its discontinued operations and the balance of the preferred units of $1,920 was included in gain on disposal of subsidiary, on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2011.  The balance of the preferred units were $0 and $1,920 were included in non-controlling interest on the consolidated balance sheets as of December 31, 2011 and 2010, respectively.